AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Other non-audit fees	£ 0.9	£ 0.7	£ 2.0
Auditors' remuneration	29.2	26.9	26.7
Statutory Audit Of Group Entities
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Other non-audit fees	5.1	5.2	6.1
Auditors' remuneration	24.1	21.7	20.6
Audits of Group pension schemes
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' remuneration	0.1	0.1	0.1
Audits of the unconsolidated Open Ended Investment Companies managed by the Group
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' remuneration	0.4	0.4	0.3
Reviews of the financial position of corporate and other borrowers
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' remuneration	£ 1.4	£ 0.2	£ 0.4